Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies [Abstract]
Schedule of Group's future minimum commitments under non-cancelable agreements
As of December 31, 2020,
t
he Group’s future minimum commitments under
non-cancelable
agreements were as follows:

	Less than one year	One to three years	More than three years	Total
	RMB	RMB	RMB	RMB
Purchase commitments	338,910	5,090	3,160	347,160
Capital commitments	25,947	—	—	25,947

Total	364,857	5,090	3,160	373,107